Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Impairment of intangible asset		$ 82,120	$ 168,973
Asset Assign Agmt #2
Date of Agreement	Oct. 06, 2014	Oct. 06, 2014
Common Stock, shares issued	220,792,028	220,792,028
Common stock, value	$ 7,904,355	$ 7,904,355
Impaired Assets	0	0
Impairment of intangible asset	$ 82,120	$ 82,120
Consulting Agreement
Date of Agreement			May 07, 2014
Common Stock, shares issued	82,767,038		82,767,038
Series A Preferred Stock, shares issued	6,000,000		6,000,000
Common stock, value	$ 123,973		$ 123,973
Series A Preferred Stock, value	45,000		45,000
Impaired Assets	$ 0		$ 0